Accounts payable and accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accounts payable and accrued expenses [Abstract]
General expenses	$ 212,595	$ 149,621
Operating expenses	96,004	45,187
Purchased services	95,470	92,176
Taxes payable	37,637	11,018
Salaries and wages	3,256	1,404
Others	54,567	58,117
Accounts payable and accrued expenses	$ 499,529	$ 357,523